Average Annual Total Returns		12 Months Ended	52 Months Ended	56 Months Ended	60 Months Ended	100 Months Ended	111 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(1.94%)
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.54%	(0.16%)
Performance Inception Date		Sep. 11, 2020
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.48%)	(1.92%)
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	(0.77%)
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.02%		18.06%
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.46%		8.24%
Performance Inception Date		Apr. 30, 2020
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.46%		7.65%
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.42%		6.29%
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.25%			(0.33%)		1.33%
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.36%			1.07%		1.16%
Performance Inception Date		Sep. 29, 2015
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.50%)			(0.40%)		(0.03%)
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.67%			0.27%		0.42%
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.02%			14.53%	14.62%
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.29%			6.64%	8.95%
Performance Inception Date		Sep. 06, 2016
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.29%			6.11%	7.37%
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%			5.04%	6.43%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.
[2]	The S&P 500® Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index , and unlike the Fund, returns do not reflect any fees, expenses or taxes.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.
[4]	The S&P 500® Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.